FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited)
February 28, 2021

Shares		Fair Value
	COMMON STOCK - 95.3%
	BANKING - 3.1%
153,118	First Horizon Corp.	$ 2,480,512
32,420	Prosperity Bancshares, Inc.	2,381,897
		4,862,409
	BEVERAGES - 3.7%
65,741	Monster Beverage Corporation *	5,768,115

	BIOTECH & PHARMA - 8.2%
50,579	Johnson & Johnson	8,014,748
31,052	Zoetis, Inc.	4,820,512
		12,835,260
	CHEMICALS - 3.3%
15,362	Avery Dennison Corp.	2,691,576
18,255	Celanese Corp.	2,535,802
		5,227,378
	CONTAINERS & PACKAGING - 1.6%
59,209	Sealed Air Corp.	2,480,857

	ELECTRICAL EQUIPMENT - 3.2%
44,272	A O Smith Corp.	2,628,429
9,471	Rockwell Automation, Inc.	2,304,105
		4,932,534
	ENGINEERING & CONSTRUCTION - 3.3%
25,914	Exponent, Inc.	2,499,924
31,686	Quanta Services, Inc.	2,656,871
		5,156,795
	ENTERTAINMENT CONTENT - 1.5%
72,082	Fox Corp.	2,401,051

	FOOD - 3.0%
16,744	Hershey Co.	2,438,764
18,191	Universal Health Services, Inc.	2,279,878
		4,718,642
	HEALTH CARE FACILITIES & SERVICES - 14.8%
46,956	Cardinal Health, Inc.	2,419,173
11,348	Humana, Inc.	4,308,268
11,824	Laboratory Corp of America Holdings *	2,836,696
79,260	Quest Diagnostics, Inc.	9,161,663
13,417	UnitedHealth Group, Inc.	4,457,396
		23,183,196
	HOME & OFFICE PRODUCTS - 1.4%
11,658	Whirlpool Corp.	2,215,953

	HOME CONSTRUCTION - 7.5%
26,655	Fortune Brands Home & Security, Inc.	2,216,097
30,376	Lennar Corp.	2,520,297
16,901	Mohawk Industries, Inc. *	2,957,506
347	NVR, Inc. *	1,561,791
54,634	PulteGroup, Inc.	2,464,540
		11,720,231
	LEISURE PRODUCTS - 1.6%
28,214	Brunswick Corp.	2,493,271

	MACHINERY - 3.2%
35,358	Graco, Inc.	2,452,077
8,853	Parker-Hannifin Corp.	2,540,457
		4,992,534
	MEDICAL EQUIPMENT & DEVICES - 9.9%
88,911	Hologic, Inc. *	6,409,594
10,615	Thermo Fisher Scientific, Inc.	4,777,599
15,279	West Pharmaceutical Services, Inc.	4,288,051
		15,475,244
	REIT - 2.6%
3,696	Texas Pacific Land Corp.	4,080,532

	RETAIL - CONSUMER STAPLES - 4.2%
12,846	Costco Wholesale Corp.	4,252,026
12,626	Dollar General Corp.	2,386,188
		6,638,214
	RETAIL - DISCRETIONARY - 6.3%
23,530	Best Buy Co., Inc.	2,361,236
9,528	Home Depot, Inc.	2,461,464
14,941	Tractor Supply Co.	2,375,021
20,442	Williams-Sonoma, Inc.	2,683,830
		9,881,551

FORMULAFOLIOS US EQUITY FUND
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
February 28, 2021

Shares		Fair Value
	COMMON STOCK - 95.3% (Continued)
	SEMICONDUCTORS - 3.2%
4,212	Lam Research Corp.	$ 2,389,004
15,124	Skyworks Solutions, Inc.	2,689,350
		5,078,354
	TECHNOLOGY HARDWARE - 1.8%
29,588	Dolby Laboratories, Inc.	2,888,676

	TECHNOLOGY SERVICES - 6.2%
31,249	Amdocs Ltd.	2,368,987
13,788	Automatic Data Processing, Inc.	2,399,388
30,901	Booz Allen Hamilton Holding Corp.	2,383,703
28,131	Leidos Holdings, Inc.	2,488,187
		9,640,265
	TRANSPORTATION & LOGISTICS - 1.7%
29,525	Expeditors International of Washington, Inc.	2,711,576

	TOTAL COMMON STOCK (Cost - $144,955,731)	149,382,638

	SHORT-TERM INVESTMENT - 4.7%
	MONEY MARKET FUND - 4.7%
7,392,274	Fidelity Investments Money Market Funds - Government Portfolio, Institutional Class, 0.01% **	7,392,274
	TOTAL SHORT-TERM INVESTMENT (Cost - $7,392,274)

	TOTAL INVESTMENTS - 100.0% (Cost - $152,348,005)	$ 156,774,912
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.0)% ^	(51,941)
	NET ASSETS - 100.0%	$ 156,722,971

* Non-Income producing security
** Interest rate reflects seven-day effective yield on February 28, 2021.
^ Represents amount less than 0.05%

FORMULAFOLIOS US EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 28, 2021

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting year. Actual results could differ from those estimates. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 "Financial Services – Investment Companies".

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”). The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser.  The committee may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third-party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups.  For example, fair value determinations are required for the following securities:  (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available; the spread between bid and ask prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Fund’s calculation of its net asset value.  Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses.  Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances).  If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

FORMULAFOLIOS US EQUITY FUND

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)

February 28, 2021

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of February 28, 2021 for the Fund’s investments measured at fair value:

Assets *	Level 1	Level 2	Level 3	Total
Common Stock	$ 149,382,638	$ -	$ -	$ 149,382,638
Short-Term Investment	7,392,274	-	-	7,392,274
Total	$ 156,774,912	$ -	$ -	$ 156,774,912

The Fund did not hold any Level 3 securities during the period.

* Refer to the Portfolio of Investments for industry classification.

The identified cost of investments in securities owned by the Fund for federal income tax purposes and its respective gross unrealized appreciation and depreciation at February 28, 2021, were as follows:

Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 154,571,503	$ 5,381,550	$ (3,178,141)	$ 2,203,409